Note 6 - Leases (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessee, Operating Lease, Renewal Term (Year)	10 years
Operating Lease, Expense	$ 44,012	$ 37,788
Minimum [Member]
Lessee, Operating Lease, Remaining Lease Term (Year)	1 year
Maximum [Member]
Lessee, Operating Lease, Remaining Lease Term (Year)	10 years